                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)          DESCRIPTION                                                                     COUPON    MATURITY       VALUE
               MUNICIPAL BONDS    160.8%
               ALABAMA    3.4%
$      1,000   Alabama Bldg Renovation Fin Auth Rev Rfdg (AMBAC Insd)                           5.625%   09/01/24   $    1,065,570
       4,000   Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist Hlth Sys
               Inc Ser A                                                                        5.000    11/15/30        3,980,200
       1,550   Birmingham, AL Arpt Auth Arpt Rev Rfdg (AMT) (AMBAC Insd) (a)                    5.500    07/01/14        1,614,325
       4,250   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                        5.250    01/01/23        4,447,582
       1,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                        5.000    01/01/24        1,024,540
       2,335   Marshall Cnty, AL Hlthcare Ser C                                                 6.000    01/01/32        2,478,906
           5   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg      6.950    01/01/20              471
       2,000   Montgomery Cnty, AL Pub Bldg Auth Rev Wts Fac Proj (MBIA Insd) (b)               5.000    03/01/31        2,062,140
       2,000   Montgomery, AL Wt (AMBAC Insd)                                                   5.250    05/01/20        2,143,620
                                                                                                                    ---------------
                                                                                                                        18,817,354
                                                                                                                    ---------------

               ALASKA    0.2%
       1,000   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                                 5.250    12/01/41        1,037,150
                                                                                                                    ---------------

               ARIZONA    4.5%
       1,425   Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj                         6.250    09/01/32        1,502,121
       2,900   Arizona Tourism & Sports Auth Multi Purp Stad Fac Ser A (MBIA Insd)              5.375    07/01/22        3,102,594
       1,500   Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC Insd)                                    5.375    06/01/19        1,603,455
       2,875   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT) (FGIC Insd)                   5.375    07/01/29        2,905,590
         610   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson
               Ser A Rfdg (FSA Insd)                                                            7.250    07/15/10          612,281
      14,840   University Med Ctr Corp AZ Hosp Rev                                              5.000    07/01/35       14,868,938
                                                                                                                    ---------------
                                                                                                                        24,594,979
                                                                                                                    ---------------

               ARKANSAS    1.0%
       1,690   University AR Univ Rev Fac UAMS Campus (FGIC Insd)                               5.000    03/01/24        1,767,858
       1,370   University AR Univ Rev Fac UAMS Campus (FGIC Insd)                               5.000    03/01/25        1,430,938
       2,350   University AR Univ Rev Fac UAMS Campus (FGIC Insd)                               5.000    03/01/27        2,445,198
                                                                                                                    ---------------
                                                                                                                         5,643,994
                                                                                                                    ---------------

               CALIFORNIA    20.4%
       2,630   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj Ser C
               (FSA Insd)                                                                         *      09/01/20        1,372,807
       2,400   Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool Ser A (XLCA Insd)              5.250    09/01/29        2,524,896
       1,050   California Cnty, CA Tob Securitization Agy Asset Bkd Merced Cnty Ser A Rfdg      5.125    06/01/38        1,046,650
       2,000   California Cnty, CA Tob Securitization Agy Asset Bkd Sonoma Cnty Corp Rfdg       5.125    06/01/38        1,993,620
       1,750   California Cnty, CA Tob Securitization Agy Asset Bkd Sonoma Cnty Corp Rfdg       5.250    06/01/45        1,750,472
      15,000   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                       5.000    11/15/34       15,166,650
       1,800   California Hlth Fac Fin Auth Rev Kaiser Permanente Ser A                         5.000    04/01/37        1,820,250
       2,000   California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mngmt Inc Proj
               Ser B (AMT)                                                                      5.000    07/01/27        2,013,300

          20   California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C (AMT)
               (GNMA Collateralized)                                                            7.800    02/01/28           20,384
       5,770   California St                                                                    5.000    02/01/33        5,872,879
       2,000   California St Dept Wtr Res Pwr Ser A (Prerefunded @ 05/01/12)                    5.750    05/01/17        2,223,940
       3,500   California St Pub Wks Brd Lease Rev Dept Corrections Ser C                       5.250    06/01/28        3,636,710
       2,000   California St Pub Wks Brd Lease Rev Dept Mental Hlth Coalinga Ser A              5.000    06/01/25        2,050,020
       4,405   California St Tcrs Bny (AMBAC Insd)                                              5.125    10/01/27        4,487,373
       7,750   California Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth Ser A         5.250    07/01/30        7,969,092
       7,000   California Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth Ser A         5.000    07/01/39        7,009,660
       5,000   California Statewide Cmntys Dev Auth Rev Hlth Fac Adventist Hlth Ser A           5.000    03/01/30        5,060,700
       3,000   California Statewide Cmntys Dev Auth Rev Hlth Fac Adventist Hlth Ser A           5.000    03/01/35        3,030,960
       3,600   California Statewide Cmntys Dev Auth Rev Kaiser Permanente Ser B                 5.000    03/01/41        3,619,440
       5,200   California Statewide Cmntys Dev Auth Rev Kaiser Permanente Ser B                 5.250    03/01/45        5,347,680
       5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                       *      01/15/25        1,741,200
       4,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr Lien
               Ser A (Escrowed to Maturity)                                                     7.050    01/01/10        4,425,520
       1,500   Los Angeles Cnty, CA Metro Tran Auth Sales Tax Rev Prop C Second Tier
               Sr Ser A Rfdg (AMBAC Insd)                                                       5.000    07/01/23        1,537,125
       3,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                                    5.250    07/01/19        3,216,120
       2,400   Tob Securitization Auth Northn CA Tob Settlement Rev Asset Bkd Ser A-1           5.375    06/01/38        2,436,912
       1,600   Tob Securitization Auth Northn CA Tob Settlement Rev Asset Bkd Ser A-1           5.500    06/01/45        1,629,552
       6,000   Tob Securitization Auth Southn CA Tob Settlement Ser A-1                         5.000    06/01/37        5,874,900
      12,000   Tob Securitization Auth Southn CA Tob Settlement Ser A-1                         5.125    06/01/46       11,779,200
       1,600   Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc                           5.375    10/15/34        1,644,848
                                                                                                                    ---------------
                                                                                                                       112,302,860
                                                                                                                    ---------------

               COLORADO    3.2%
       3,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A
               (Escrowed to Maturity)                                                           5.500    03/01/32        3,211,920
       2,500   Colorado Hlth Fac Auth Rev Covenant Retirement Cmnty Inc                         5.000    12/01/35        2,478,925
       3,700   Colorado Hlth Fac Auth Rev Evangelical Lutheran                                  5.000    06/01/35        3,709,731
       1,000   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded
               @ 11/15/11)                                                                      6.500    11/15/31        1,131,250
       1,000   Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg Ser B2 (AMT) (FHA Gtd)            5.800    10/01/28        1,019,690
          81   Colorado Hsg Fin Auth Single Family Pgm Sr Ser A2 (AMT)                          7.250    05/01/27           82,602
          35   Colorado Hsg Fin Auth Single Family Pgm Sr Ser C1 (AMT)                          7.550    11/01/27           35,747
       1,000   Denver, CO City & Cnty Arpt Rev Ser B (AMT) (MBIA Insd)                          6.250    11/15/07        1,026,060
       1,005   Greeley, CO Multi-Family Rev Hsg Mtg Creek Stone (AMT) (FHA Gtd)                 5.950    07/01/28        1,028,346
         530   Highlands Ranch Metro Dist No 2 CO (FSA Insd) (Escrowed to Maturity)             6.500    06/15/11          593,197
         470   Highlands Ranch Metro Dist No 2 CO (FSA Insd)                                    6.500    06/15/11          525,201
       1,500   Park Creek Metro Dist CO Rev Sr Ltd Tax Ppty Rfdg                                5.500    12/01/37        1,540,770
       1,500   University Co Hosp Auth Rev Ser A                                                5.250    11/15/39        1,532,010
                                                                                                                    ---------------
                                                                                                                        17,915,449
                                                                                                                    ---------------

               CONNECTICUT    1.9%
       6,500   Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A (AMT) (ACA Insd)        6.600    07/01/24        7,067,060

       1,000   Hartford, CT Pkg Sys Rev Ser A (Prerefunded @ 07/01/10)                          6.400    07/01/20        1,091,050
       1,000   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A - Private
               Placement (c)                                                                    5.500    09/01/36        1,033,570
       1,000   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A - Private
               Placement (Prerefunded @ 09/01/06) (c)                                           6.400    09/01/11        1,021,450
                                                                                                                    ---------------
                                                                                                                        10,213,130
                                                                                                                    ---------------


               DISTRICT OF COLUMBIA    2.1%
       2,500   District Columbia Rev Gonzaga College (FSA Insd)                                 5.250    07/01/32        2,613,575
       8,850   Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)                 5.250    10/01/32        9,109,747
                                                                                                                    ---------------
                                                                                                                        11,723,322
                                                                                                                    ---------------

               FLORIDA    2.3%
         460   Escambia Cnty, FL Hlth Fac Auth Rev FL Hlthcare Fac Ln VHA Pgm (AMBAC Insd)      5.950    07/01/20          481,109
       1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser D               5.000    11/15/35        1,010,740
       2,500   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser C               5.250    11/15/36        2,587,450
       1,000   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                                 5.500    11/15/32        1,044,110
       2,500   Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)                   5.375    10/01/32        2,599,700
       2,100   Miami-Dade Cnty, FL Aviation Miami Intl Arpt Ser A (AMT) (FGIC Insd)             5.375    10/01/27        2,190,279
         215   North Broward, FL Hosp Dist Rev Impt                                             6.000    01/15/31          227,550
       2,160   North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 01/15/11)                    6.000    01/15/31        2,368,051
                                                                                                                    ---------------
                                                                                                                        12,508,989
                                                                                                                    ---------------

               GEORGIA    3.4%
       1,000   Atlanta, GA Arpt Rev Ser B (AMT) (FGIC Insd)                                     5.625    01/01/30        1,041,650
       1,383   Fulton Cnty, GA Lease Rev (Acquired 12/23/1994, Cost $1,382,772) (d)             7.250    06/15/10        1,426,427
       7,000   Georgia Muni Elec Auth Pwr Rev Ser A (MBIA Insd)                                 6.500    01/01/20        8,529,220
       3,770   Monroe Cnty, GA Dev Auth Pollutn Ctl Rev Oglethorpe Pwr Corp Scherer Ser A       6.800    01/01/12        4,242,833
       2,500   Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)                 5.250    11/01/21        2,644,225
       1,000   Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj (XLCA Insd)                          5.250    07/01/25        1,047,440
                                                                                                                    ---------------
                                                                                                                        18,931,795
                                                                                                                    ---------------

               ILLINOIS    11.5%
       3,750   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                                       *      01/01/30        1,055,887
       3,150   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg (AMT)
               (MBIA Insd)                                                                      5.375    01/01/32        3,271,716
      13,450   Chicago, IL O'Hare Intl Arpt Rev Rols RR II R 494-1 (Inverse Fltg)
               (MBIA Insd) (Acquired 12/16/2005 and 02/17/2006, Cost $15,414,022) (d)           5.225    01/01/24       15,125,735
         615   Chicago, IL Pk Dist Ser C (FGIC Insd)                                            5.500    01/01/19          654,797
       1,885   Chicago, IL Pk Dist Ser C (Prerefunded @ 07/01/11) (FGIC Insd)                   5.500    01/01/19        2,028,731
          15   Chicago, IL Single Family Mtg Rev Ser A (AMT) (GNMA Collateralized)              7.000    09/01/27           15,375
          10   Chicago, IL Single Family Mtg Rev Ser B (AMT) (GNMA Collateralized)              7.625    09/01/27           10,029
       4,500   Cook Cnty, IL Cap Impt Ser A (FGIC Insd)                                         5.000    11/15/23        4,641,975
       6,000   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                                5.500    08/15/43        6,339,540
       3,630   Kendall, Kane & Will Cntys, IL Cmnty Unit Sch Dist No 308 Ser B
               (FGIC Insd) (a)                                                                  5.250    10/01/20        3,860,324
       1,925   Kendall, Kane & Will Cntys, IL Cmnty Unit Sch Dist No 308 Ser B (FGIC Insd)      5.250    10/01/21        2,037,978
       1,250   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn
               Proj (FGIC Insd)                                                                 5.375    12/15/18        1,316,050
       2,000   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn
               Proj (FGIC Insd)                                                                 5.500    12/15/24        2,109,220

       6,000   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn
               Ser A (MBIA Insd)                                                                5.250    06/15/42        6,276,480
       3,000   Pekin, IL Mtg Rev United Auto Workers Inc Proj Ser A (GNMA Collateralized)       5.250    05/20/34        3,021,480
       5,000   Regional Tran Auth IL Ser B (AMBAC Insd)                                         8.000    06/01/17        6,571,450
       5,000   University IL Univ Rev Auxiliary Sys Fac Ser A Rfdg (AMBAC Insd)                 5.000    04/01/30        5,081,800
                                                                                                                    ---------------
                                                                                                                        63,418,567
                                                                                                                    ---------------

               INDIANA    3.2%
       1,000   Allen Cnty, IN Juvenile Justice Ctr First Mtg (AMBAC Insd)                       5.500    01/01/18        1,074,120
       3,270   Allen Cnty, IN War Mem Coliseum Ser A (AMBAC Insd) (a)                           5.500    11/01/16        3,539,971
       8,240   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj Ser A (AMBAC Insd)                 5.000    05/01/35        8,459,678
       2,000   Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (FSA Insd)            7.000    08/15/15        2,303,240
       2,500   Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)                           5.950    08/01/30        2,547,925
                                                                                                                    ---------------
                                                                                                                        17,924,934
                                                                                                                    ---------------

               IOWA    1.3%
       1,890   Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC Insd) (a)                             5.750    06/01/17        2,011,678
       2,500   Tob Settlement Auth IA Rev Asset Bkd Ser C                                       5.500    06/01/42        2,547,950
       2,500   Tob Settlement Auth IA Rev Asset Bkd Ser C                                       5.625    06/01/46        2,573,400
                                                                                                                    ---------------
                                                                                                                         7,133,028
                                                                                                                    ---------------

               KENTUCKY    1.5%
       1,475   Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt Ser A Rfdg
               (AMT) (MBIA Insd)                                                                6.200    03/01/08        1,525,445
       1,995   Kentucky Hsg Corp Hsg Rev Ser F (AMT) (FNMA Collateralized)                      5.450    01/01/32        2,034,401
       4,500   Louisville & Jefferson Cnty, KY Metro Govt Indl Bldg Rev Sisters of
               Mercy Cincinnati                                                                 5.000    10/01/35        4,530,375
                                                                                                                    ---------------
                                                                                                                         8,090,221
                                                                                                                    ---------------

               LOUISIANA    1.9%
       5,000   Lafayette, LA Utils Rev (MBIA Insd)                                              5.250    11/01/23        5,314,150
         130   Louisiana Hsg Fin Agy Mtg Rev Single Family Access Pgm Ser B (AMT)
               (GNMA Collateralized)                                                            8.000    03/01/25          130,637
       1,970   Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT)
               (GNMA Collateralized)                                                            5.375    10/20/39        2,016,374
       3,000   Louisiana St Energy & Pwr Auth Pwr Proj Rev Rfdg (FSA Insd)                      5.750    01/01/12        3,255,570
                                                                                                                    ---------------
                                                                                                                        10,716,731
                                                                                                                    ---------------

               MARYLAND    2.8%
       1,000   Baltimore, MD Convention Ctr Hotel Rev Drivers Ser 1251 (Inverse Fltg)
               (XLCA Insd) (Acquired 02/06/06, Cost $1,177,090) (d)                             6.530    03/01/14        1,144,670
       2,500   Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj Rfdg
               (CIFG Insd)                                                                      5.000    06/01/25        2,607,375
       1,000   Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj Rfdg
               (CIFG Insd)                                                                      5.000    06/01/26        1,041,340
       2,050   Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj Rfdg
               (Prerefunded @ 06/01/13)                                                         5.625    06/01/35        2,247,989
       2,000   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg                      5.375    08/15/24        2,081,060
       1,200   Maryland St Hlth & Higher Ed Fac Auth Rev Union Hosp Cecil Cnty Issue            5.000    07/01/40        1,212,600
       4,710   Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                            5.500    04/01/16        5,026,700
                                                                                                                    ---------------
                                                                                                                        15,361,734
                                                                                                                    ---------------

               MASSACHUSETTS    3.7%
       3,955   Massachusetts Bay Trans Auth Gen Trans Sys Ser A Rfdg                            5.500    03/01/12        4,196,255
       4,800   Massachusetts St Dev Fin Agy Rev College Pharmacy & Allied Hlth Ser D
               (AGL Insd)                                                                       5.000    07/01/35        4,905,456

       3,000   Massachusetts St Dev Fin Agy Semass Sys Ser A (MBIA Insd)                        5.625    01/01/16        3,254,820
       1,000   Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys Ser C                 5.750    07/01/32        1,074,520
       1,000   Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr Ser A                  6.000    10/01/23        1,000,760
       6,050   Massachusetts St Hlth & Ed Fac Auth Rev Univ of MA Mem Issue Ser D               5.000    07/01/33        6,045,281
                                                                                                                    ---------------
                                                                                                                        20,477,092
                                                                                                                    ---------------

               MICHIGAN    1.3%
       3,505   Detroit, MI Wtr Supply Sys Ser B (MBIA Insd) (a)                                 5.250    07/01/18        3,792,620
       3,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                                  6.250    07/01/40        3,274,860
                                                                                                                    ---------------
                                                                                                                         7,067,480
                                                                                                                    ---------------

               MINNESOTA    2.0%
          10   Chaska, MN Elec Rev Ser A                                                        6.100    10/01/30           10,779
         990   Chaska, MN Elec Rev Ser A (Prerefunded @ 10/01/10)                               6.100    10/01/30        1,077,516
       1,150   Maple Grove, MN Hlthcare Fac Rev North Mem Hlthcare                              5.000    09/01/35        1,165,456
       2,200   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj                          6.000    11/15/30        2,386,362
       2,000   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj                          6.000    11/15/35        2,166,460
       3,875   Saint Paul, MN Port Auth Lease Rev Office Bldg at Cedar Str (a)                  5.250    12/01/19        4,173,646
                                                                                                                    ---------------
                                                                                                                        10,980,219
                                                                                                                    ---------------

               MISSISSIPPI    0.2%
         655   Mississippi Home Corp Single Family Rev Mtg Ser C (AMT)
               (GNMA Collateralized)                                                            7.600    06/01/29          667,091
         265   Mississippi Home Corp Single Family Rev Mtg Ser F (AMT)
               (GNMA Collateralized)                                                            7.550    12/01/27          275,155
                                                                                                                    ---------------
                                                                                                                           942,246
                                                                                                                    ---------------

               MISSOURI    1.7%
       2,150   Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc                             5.500    06/01/22        2,210,996
       1,345   Kansas City, MO Metro Cmnty Colleges Bldg Corp Rev Leasehold Jr College
               Impt & Rfdg (FGIC Insd)                                                          5.500    07/01/17        1,435,734
       1,375   Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Ser A                  5.375    02/01/35        1,408,921
       1,210   Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A (MBIA Insd)                          5.375    07/01/18        1,287,997
       3,000   Sikeston, MO Elec Rev Rfdg (MBIA Insd)                                           6.200    06/01/10        3,185,310
                                                                                                                    ---------------
                                                                                                                         9,528,958
                                                                                                                    ---------------

               NEBRASKA    0.9%
       5,000   Omaha, NE Pub Pwr Dist Elec Rev Sys Ser A                                        5.000    02/01/39        5,115,800
                                                                                                                    ---------------

               NEVADA    3.9%
      15,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                             5.000    07/01/36       15,289,050
       6,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT) (AMBAC Insd)     5.250    07/01/34        6,209,820
                                                                                                                    ---------------
                                                                                                                        21,498,870
                                                                                                                    ---------------

               NEW HAMPSHIRE    0.6%
       1,155   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                              7.000    07/01/30        1,253,718
         845   New Hampshire Hlth & Ed Fac Univ Sys of NH (AMBAC Insd)                          5.500    07/01/15          912,313
       1,000   New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMT)
               (AMBAC Insd)                                                                     6.300    05/01/22        1,036,860
                                                                                                                    ---------------
                                                                                                                         3,202,891
                                                                                                                    ---------------

               NEW JERSEY    12.7%
       5,000   New Jersey Econ Dev Auth Mtr Veh Rev Ser A (MBIA Insd)                           5.000    07/01/22        5,218,950
       3,000   New Jersey Econ Dev Auth Rev Mtr Veh Rev Ser A (MBIA Insd)                       5.000    07/01/23        3,114,030

       2,700   New Jersey Econ Dev Auth Rev Cig Tax                                             5.750    06/15/29        2,861,973
       2,000   New Jersey Econ Dev Auth Rev Cig Tax                                             5.750    06/15/34        2,106,600

      30,000   New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)                   5.900    03/15/21       35,043,600
       8,000   New Jersey Econ Dev Auth Wtr Fac Rev NJ Amer Wtr Co Inc Proj Ser A
               (AMT) (FGIC Insd)                                                                6.875    11/01/34        8,059,760
      10,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)                  5.250    09/01/21       10,596,700
       3,110   Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)                 5.250    01/01/20        3,300,892
                                                                                                                    ---------------
                                                                                                                        70,302,505
                                                                                                                    ---------------

               NEW MEXICO    0.6%
       2,020   University NM Univ Rev Sub Lien Ser A Rfdg (a)                                   5.250    06/01/20        2,144,169
       1,125   University NM Univ Rev Sub Lien Ser A Rfdg                                       5.250    06/01/21        1,189,665
                                                                                                                    ---------------
                                                                                                                         3,333,834
                                                                                                                    ---------------

               NEW YORK    15.7%
       5,000   Long Island, NY Pwr Auth Elec Sys Rev Gen Ser B                                  5.000    12/01/35        5,126,600
       5,000   Nassau Cnty, NY Tob Settlement Corp Asset Bkd Ser A-3                            5.000    06/01/35        4,928,300
       1,000   Nassau Cnty, NY Tob Settlement Corp Asset Bkd Ser A-3                            5.125    06/01/46          989,030
      11,000   New York City Hsg Dev Corp Multi-Family Rent Hsg Rev Progress of Peoples
               Dev Ser B (AMT) (FNMA Collateralized)                                            4.950    05/15/36       11,005,720
       1,255   New York City Indl Dev Civic YMCA Gtr NY Proj                                    5.800    08/01/16        1,289,086
       6,000   New York City Ser A                                                              7.000    08/01/07        6,104,760
       5,000   New York City Trans Fin Auth Rev Future Tax Secd Ser A Rfdg (e)                  5.500/
                                                                                               14.000    11/01/26        5,364,650
       2,525   New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm Ser A (FSA Insd)          5.500    05/15/25        2,605,522
       1,625   New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser A (Prerefunded
               @ 07/01/10)                                                                      6.000    07/01/14        1,773,818
       3,100   New York St Dorm Auth Rev City Univ Sys Cons Ser A                               5.625    07/01/16        3,413,131
       2,600   New York St Dorm Auth Rev Cons City Univ Sys Second Gen Ser A                    5.750    07/01/13        2,811,432
         500   New York St Dorm Auth Rev Mental Hlth Ser A                                      5.750    08/15/12          514,805
       2,535   New York St Dorm Auth Rev Mental Hlth Ser B                                      5.750    08/15/11        2,607,856
           5   New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser A (Prerefunded
               @ 02/15/07)                                                                      5.750    08/15/12            5,155
       2,040   New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg                          5.750    02/15/18        2,220,948
         885   New York St Dorm Auth Rev Ser B                                                  7.500    05/15/11          983,385
         650   New York St Dorm Auth Rev Ser B (Prerefunded @ 05/15/10)                         7.500    05/15/11          723,489
       5,000   New York St Dorm Auth Rev St Univ Ed Fac Ser A                                   5.500    05/15/08        5,144,900
       1,500   New York St Dorm Auth Rev Upstate Cmnty Colleges Ser B                           5.250    07/01/20        1,591,095
       1,000   New York St Dorm Auth Rev Upstate Cmnty Colleges Ser B                           5.250    07/01/21        1,059,350
       1,065   New York St Mtg Agy Rev Homeowner Mtg Ser 82 (AMT)                               5.650    04/01/30        1,068,120
       3,780   New York St Mtg Agy Rev Ser 101 (AMT)                                            5.400    04/01/32        3,858,700
       2,160   New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg                             5.500    04/01/16        2,334,636
       4,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
               (AMT) (MBIA Insd)                                                                5.750    12/01/22        4,169,640
      12,960   TSASC Inc NY Ser 1                                                               5.000    06/01/34       12,820,810
       2,150   Westchester, Tob Asset Securitization Corp NY                                    5.125    06/01/38        2,143,142
                                                                                                                    ---------------
                                                                                                                        86,658,080
                                                                                                                    ---------------

               NORTH CAROLINA    6.0%
       1,500   North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser D                              6.700    01/01/19        1,628,400
      22,000   North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)               6.000    01/01/12       24,241,140
       7,000   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                                    5.250    01/01/19        7,423,150
                                                                                                                    ---------------
                                                                                                                        33,292,690
                                                                                                                    ---------------

               NORTH DAKOTA    0.2%
         775   North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin Ser B (AMT)
               (MBIA Insd)                                                                      5.500    07/01/29          784,610
         380   North Dakota St Hsg Fin Agy Ser C (AMT)                                          5.550    07/01/29          381,037
                                                                                                                    ---------------
                                                                                                                         1,165,647
                                                                                                                    ---------------

               OHIO    2.1%
       1,000   Cleveland, OH Muni Sch Dist (FSA Insd)                                           5.250    12/01/24        1,060,160
       1,000   Cleveland-Cuyahoga Cnty, OH Port Auth Rev Student Hsg Euclid Ave Fenn
               Proj (AMBAC Insd)                                                                5.000    08/01/28        1,031,070
       1,500   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                   7.500    01/01/30        1,651,755
       2,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                       5.375    10/01/30        2,081,720
       2,450   Lorain Cnty, OH Hosp Rev Catholic Hlthcare Ser A Impt & Rfdg                     5.250    10/01/33        2,537,710
       3,000   Lucas Cnty, OH Hosp Rev Promedica Hlthcare Oblig Rfdg (MBIA Insd)                6.000    11/15/07        3,078,630
                                                                                                                    ---------------
                                                                                                                        11,441,045
                                                                                                                    ---------------

               OKLAHOMA    3.3%
       3,410   Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd) (a)                                 5.250    07/01/24        3,636,629
       1,475   Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                                     5.250    07/01/33        1,564,887
       3,970   McAlester, OK Pub Wks Auth Util Cap Apprec (FSA Insd)                              *      02/01/34        1,049,787
       2,250   Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev (FGIC Insd)                        5.250    10/01/29        2,383,268
       1,065   Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (MBIA Insd) (a)       5.500    06/01/17        1,145,887
       1,120   Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (MBIA Insd) (a)       5.500    06/01/18        1,205,064
       1,185   Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement (MBIA Insd) (a)       5.500    06/01/19        1,275,001
       2,250   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (Prerefunded @ 11/01/09)
               (AMBAC Insd)                                                                     6.250    11/01/22        2,459,250
       3,140   Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Cent Proj Rfdg (Escrowed to
               Maturity) (Connie Lee Insd) (a)                                                  6.250    06/01/08        3,276,967
                                                                                                                    ---------------
                                                                                                                        17,996,740
                                                                                                                    ---------------

               OREGON    1.9%
       5,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                                 5.250    07/01/22        5,298,200
       5,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                      5.250    11/01/18        5,292,900
                                                                                                                    ---------------
                                                                                                                        10,591,100
                                                                                                                    ---------------

               PENNSYLVANIA    4.4%
       2,210   Chartiers Vly, PA Sch Dist Ser A (FSA Insd) (a)                                  5.250    10/15/19        2,371,109
       2,750   Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd)                  5.250    03/15/19        2,948,798
       6,515   Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd) (a)              5.250    03/15/20        6,981,344
       3,090   Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance Seventeenth Ser (FSA Insd)       5.375    07/01/19        3,280,159
       3,000   Susquehanna Area Regl Arpt Auth PA Ser A (AMT) (AMBAC Insd)                      5.375    01/01/21        3,142,050
       5,415   Susquehanna Area Regl Arpt Auth PA Ser A (AMT) (AMBAC Insd) (a)                  5.375    01/01/22        5,671,400
                                                                                                                    ---------------
                                                                                                                        24,394,860
                                                                                                                    ---------------

               SOUTH CAROLINA    4.0%
       5,000   Charleston Ed Excellence Fin Corp SC Rev (Inverse Fltg)
               (Acquired 12/06/2005, Cost $5,468,423) (d)                                       5.225    12/01/26        5,463,000
       5,000   Easley, SC Util Rev Impt & Comb Rfdg (FSA Insd)                                  5.000    12/01/34        5,144,350
       2,000   Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev                              5.250    12/01/30        2,052,540
       5,000   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser A
               (AMBAC Insd)                                                                     5.200    11/01/27        5,229,500
       3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser B
               (AMT) (AMBAC Insd)                                                               5.450    11/01/32        3,922,800
                                                                                                                    ---------------
                                                                                                                        21,812,190
                                                                                                                    ---------------

               SOUTH DAKOTA    0.7%
       1,375   Deadwood, SD Ctfs Partn (ACA Insd)                                               6.375    11/01/20        1,474,578
       2,500   South Dakota St Hlth & Ed Fac Auth Rev Sioux Vly Hosp & Hlth Sys Ser A           5.250    11/01/34        2,571,925
                                                                                                                    ---------------
                                                                                                                         4,046,503
                                                                                                                    ---------------

               TENNESSEE    1.3%
       1,750   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Ser A Rfdg       5.125    10/01/35        1,719,953
       2,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Impt Hosp First Mtg Ser B Rfdg            8.000    07/01/33        2,343,640
       1,500   Elizabethton, TN Hlth & Ed Fac Brd Rev Impt Hosp Ser B Rfdg (MBIA Insd)          7.750    07/01/29        1,804,035
       1,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Ser A
               Rfdg (MBIA Insd)                                                                 7.500    07/01/25        1,212,700
                                                                                                                    ---------------
                                                                                                                         7,080,328
                                                                                                                    ---------------

               TEXAS    14.8%
       2,000   Alliance Arpt Auth Inc TX Spl Fac Rev Fedex Corp Proj Rfdg (AMT)                 4.850    04/01/21        1,986,180
       2,350   Austin, TX Ctf Oblig (MBIA Insd) (a)                                             5.375    09/01/20        2,510,435
       2,545   Dallas Cnty, TX Cmnty College Fin Sys (AMBAC Insd) (a)                           5.375    02/15/17        2,657,056
       8,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd)                    5.500    11/01/21        8,559,040
       4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FGIC Insd)                   5.750    11/01/30        4,188,080
       5,500   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt & Rfdg (AMT) (FGIC Insd)       5.500    11/01/31        5,768,400
       2,000   Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare Ser A
               (Prerefunded @ 06/01/11)                                                         6.375    06/01/29        2,236,360
       2,000   Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                                     5.500    07/01/20        2,143,000
       3,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                         5.625    07/01/30        3,151,140
      10,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                         5.125    07/01/32       10,159,600
      12,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)                        5.250    05/15/21       12,779,640
       2,185   Lower CO Riv Auth TX Transmission Contract Rev LCRA Svc Corp Proj Rfdg
               (FGIC Insd)                                                                      5.000    05/15/24        2,233,332
       2,185   Lower CO Riv Auth TX Transmission Contract Rev LCRA Svc Corp Proj Rfdg
               (FGIC Insd)                                                                      5.000    05/15/25        2,245,940
       4,000   Lower CO Riv Auth TX Transmission Contract Rev LCRA Svc Corp Proj Rfdg
               (FGIC Insd)                                                                      5.000    05/15/33        4,058,360
       1,000   Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg         5.600    03/01/27        1,045,810
       3,000   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                   7.250    01/01/31        3,089,340
      10,000   North Cent, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)           5.250    08/15/32       10,400,900
       2,360   University of TX Univ Rev Fin Sys Ser B                                          5.250    08/15/20        2,510,946
                                                                                                                    ---------------
                                                                                                                        81,723,559
                                                                                                                    ---------------

               UTAH    0.4%
       2,380   Mountain Regl Wtr Spl Svc Dist Rfdg (MBIA Insd)                                  5.000    12/15/33        2,445,569
                                                                                                                    ---------------

               VIRGINIA    0.7%
       2,000   Tob Settlement Fin Corp VA Asset Bkd                                             5.500    06/01/26        2,059,760
       1,670   Tob Settlement Fin Corp VA Asset Bkd                                             5.625    06/01/37        1,734,362
                                                                                                                    ---------------
                                                                                                                         3,794,122
                                                                                                                    ---------------

               WASHINGTON    8.3%
       9,850   Bellevue, WA Convention Ctr Auth Spl Oblig Rev Comp Int Rfdg (MBIA Insd)           *      02/01/25        4,066,277
       7,500   Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro Ser A (AMT)
               (MBIA Insd)                                                                      5.600    01/01/36        7,976,475
       5,000   Energy Northwest WA Elec Rev Columbia Generating Ser A Rfdg (FSA Insd)           5.500    07/01/16        5,402,950
       2,500   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)                     5.500    07/01/18        2,686,950
       5,000   Energy Northwest WA Elec Rev Proj No 3 Ser B Rfdg (FSA Insd)                     6.000    07/01/16        5,552,600

       2,000   Port Seattle, WA Rev Inter Lien Ser A Rfdg (MBIA Insd)                           5.000    03/01/28        2,061,140
       2,000   Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                                     5.625    02/01/24        2,102,820
       2,120   Seattle, WA Muni Lt & Pwr Rev                                                    5.625    12/01/17        2,254,556
       3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)                 5.250    09/01/33        3,134,250
       4,750   Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)                                    5.750    01/01/14        5,155,318
       1,500   Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA Insd)                                    5.500    01/01/12        1,616,490
       5,125   Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Ser C Rfdg
               (MBIA Insd) (a)                                                                    *      07/01/14        3,659,506
                                                                                                                    ---------------
                                                                                                                        45,669,332
                                                                                                                    ---------------

               WEST VIRGINIA    1.5%
       8,000   Harrison Cnty, WV Cmnty Solid Waste Disp Rev West Penn Pwr Co Proj Ser A
               (AMT) (MBIA Insd)                                                                6.875    04/15/22        8,019,520
                                                                                                                    ---------------

               WISCONSIN    0.9%
       1,500   Southeast WI Professional Baseball Pk Dist Sales Tax Rev Ser A Rfdg
               (MBIA Insd)                                                                      5.500    12/15/20        1,690,545
       3,000   Wisconsin St Hlth & Ed Fac Wheaton Franciscan Svc Rfdg                           5.750    08/15/30        3,187,980
                                                                                                                    ---------------
                                                                                                                         4,878,525
                                                                                                                    ---------------

               WYOMING    0.2%
       1,000   University WY Univ Rev Fac Impt (FSA Insd)                                       5.500    06/01/18        1,066,490
                                                                                                                    ---------------

               PUERTO RICO    2.2%
      10,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd) (f)            6.250    07/01/21       12,136,500
                                                                                                                    ---------------

TOTAL INVESTMENTS    160.8%
   (Cost $846,938,665)                                                                                                 886,996,932

OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%                                                                            5,299,942

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (61.7%)                                                         (340,545,477)
                                                                                                                    ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                    $  551,751,397
                                                                                                                    ===============

               Percentages are calculated as a percentage of net assets
               applicable to common shares.
*              Zero coupon bond
(a)            The Trust owns 100% of the outstanding bond issuance.
(b)            Security purchased on a when-issued or delayed delivery basis.
(c)            144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from
               registration which are normally those transactions with qualified institutional buyers.
(d)            These securities are restricted and may be resold only in
               transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.2% of net assets applicable to common shares.
(e)            Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(f)            All or a portion of this security has been physically segregated in connection with open futures contracts.
ACA         -  American Capital Access
AGL         -  Assured Guaranty Ltd.
AMBAC       -  AMBAC Indemnity Corp.
AMT         -  Alternative Minimum Tax
CIFG        -  CDC IXIS Financial Guaranty
Connie Lee  -  Connie Lee Insurance Co.
FGIC        -  Financial Guaranty Insurance Co.
FHA         -  Federal Housing Administration

FNMA        -  Federal National Mortgage Association
FSA         -  Financial Security Assurance Inc.
GNMA        -  Government National Mortgage Association
MBIA        -  Municipal Bond Investors Assurance Corp.
XLCA        -  XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2006:

SHORT CONTRACTS:                                                                                    CONTRACTS          DEPRECIATION
U.S. Treasury Notes 10-Year Futures September 2006
(Current Notional Value of $106,031 per contract)                                                      908             $  (847,279)
                                                                                                    =========          ============

SWAP AGREEMENTS OUTSTANDING AS OF JULY 31, 2006:

INTEREST RATE SWAPS
                                                                     PAY/
                                                                   RECEIVE                                              UNREALIZED
                                                                   FLOATING     FIXED    EXPIRATION      NOTIONAL      APPRECIATION/
COUNTERPARTY                    FLOATING RATE INDEX                  RATE       RATE        DATE       AMOUNT (000)    DEPRECIATION
JP Morgan Chase Bank, N.A.      USD-BMA Municipal Swap Index       Receive      4.480%    9/28/2026     $   12,160     $  (274,115)
JP Morgan Chase Bank, N.A.      USD-BMA Municipal Swap Index       Receive      4.249     9/28/2016         17,420        (291,814)
JP Morgan Chase Bank, N.A.      USD-BMA Municipal Swap Index       Receive      4.474     10/3/2026         16,890        (365,897)
                                                                                                                       ------------
                                                                                                                       $  (931,826)
                                                                                                                       ============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Opportunity Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 21, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: September 21, 2006